Prepayments and Other Assets - Summary of Prepayments and Other Assets (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Prepayments and Other Assets
Write-downs of prepayments	¥ (86,216)	$ (12,500)	¥ 0
Allowance for credit loss, other receivables	90		911	¥ 4,849
Foundry Service [Member]
Prepayments and Other Assets
Purchase obligation to third parties	¥ 465,709		¥ 917,346